Other income	6 Months Ended
Jun. 30, 2024
Component of Operating Income [Abstract]
Other income	Other income
Other income consisted of the following for the three and six months ended June 30, 2024, and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Interest and other income	$71,976	$32,723	$156,023	$65,985
Management fees	9,148	8,367	18,518	17,482
	$81,124	$41,090	$174,541	$83,467